UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
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Check here if Amendment [X]; Amendment Number:       1
                                                  --------

   This Amendment (Check only one.):    [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    The Carlyle Group L.P.
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Address: 1001 Pennsylvania Avenue, NW
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         Suite 220 S.
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         Washington, DC  20004-2505
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Form 13F File Number:  28- 15025
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel A. D'Aniello
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Title: Managing Director
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Phone: 202-729-5626
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Signature, Place, and Date of Signing:
/s/ R. Rainey Hoffman as Attorney-
in-Fact for Daniel A. D'Aniello*        Washington, DC      February 26, 2013
----------------------------------   -------------------   -------------------
            Signature                    City, State             Date

*Signed pursuant to a Power Of Attorney dated May 7, 2012, included as an exhibit to this Form 13F-HR filed with the Securities and Exchange Commission by The Carlyle Group L.P.

** The Carlyle Group L.P. (the "Reporting Manager") does not serve as adviser to all of the owners of, or have formal investment discretion with respect to, the securities in the indicated row, but may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion, and related entities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Exchange Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
  Form 13F File Number                Name

  28-
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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        2
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Form 13F Information Table Entry Total:   33
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Form 13F Information Table Value Total:   $12,832,981
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                                          (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.               Form 13F File Number     Name

 1              28-12429                   Carlyle Investment Management L.L.C.
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 2              28-15024                   CIM Global, L.L.C.
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Explanatory Note:


The Carlyle Group L.P. is managed by its general partner, Carlyle Group Management L.L.C., which is in turn wholly-owned and controlled by Carlyle's senior professionals.




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
                                                     FORM 13-F INFORMATION TABLE

   COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
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                                                              VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS        CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Allison Transmission Hldgs I     Com              01973R101 $1,516,017  75,348,750 SH  --  Shared-Defined  1       75,348,750

Atlas Resource Partners LP       Com Unt Ltd Pr   04941A101   $196,081   7,683,442 SH  --  Shared-Defined  1        7,683,442

BankUnited  Inc                  Com              06652K103   $337,677  13,721,131 SH  --  Shared-Defined  1       13,721,131

Booz Allen Hamilton Hldg Cor     Cl A             099502106 $1,271,562  91,809,598 SH  --  Shared-Defined  1       91,809,598

Boston Private Finl Hldgs In     Com              101119105    $74,380   7,756,022 SH  --  Shared-Defined  1        7,756,022

Central Pac Finl Corp            Com              154760409   $135,322   9,463,095 SH  --  Shared-Defined  1        9,463,095

China Recycling Energy Corp      Com              168913101    $12,466  12,465,938 SH  --  Shared-Defined 1, 2     12,465,938

Cobalt Intl Energy Inc           Com              19075F106 $1,402,025  62,955,756 SH  --  Shared-Defined  1       62,955,756

Concord Med Svcs Hldgs Ltd       Sponsored ADR    206277105    $32,716   8,724,233 SH  --  Shared-Defined 1, 2      8,724,233

Enduro Rty Tr                    Tr Unit          29269K100   $364,716  19,800,000 SH  --  Shared-Defined  1       19,800,000

F N B United Corp                Com              302519202    $58,572   4,930,313 SH  --  Shared-Defined  1        4,930,313

Fairpoint Communications Inc     Com              305560302       $259      34,202 SH  --  Shared-Defined  1           34,202

Freescale Semiconductor Hldg     SHS Old          G3727Q101 $1,865,262 196,136,895 SH  --  Shared-Other** 1, 2    196,136,895

Hampton Roads Bankshares Inc     Com              409321502    $63,598  42,398,583 SH  --  Shared-Defined  1       42,398,583

Hertz Global Holdings Inc        Com              42805T105    $81,003   5,899,719 SH  --  Shared-Defined 1, 2      5,899,719

Hertz Global Holdings Inc        Com              42805T105   $664,571  48,402,867 SH  --  Shared-Defined  1       48,402,867

Kinder Morgan Inc Del            Com              49456B101 $1,374,775  38,704,258 SH  --  Shared-Defined  1       38,704,258

Lear Corp                        Com              521865204    $12,759     337,618 SH  --  Shared-Defined  1          337,618

Magnachip Semiconductor Corp     Com              55933J203     $4,753     402,761 SH  --  Shared-Defined  1          402,761

Nielsen Holdings N V             Com              N63218106   $255,164   8,511,137 SH  --  Shared-Defined 1, 2      8,511,137

Nielsen Holdings N V             Com              N63218106 $1,162,413  38,772,943 SH  --  Shared-Defined  1       38,772,943

Niska Gas Storage Partners L     Unit Ltd Liabi   654678101   $213,083  16,992,245 SH  --  Shared-Defined  1       16,992,245

RTI Intl Metals Inc              Com              74973W107    $48,637   2,031,615 SH  --  Shared-Defined  1        2,031,615

Sandridge Energy Inc             Com              80007P307   $358,312  51,370,888 SH  --  Shared-Defined  1       51,370,888

SS&C Technologies Hldgs Inc      Com              78467J100   $541,254  21,469,799 SH  --  Shared-Defined  1       21,469,799

Superior Energy Svcs Inc         Com              868157108    $18,774     914,934 SH  --  Shared-Defined  1          914,934

TRW Automotive Hldgs Corp        Com              87264S106     $4,423     101,200 SH  --  Shared-Defined  1          101,200

Weatherford International Lt     Reg Shs          H27013103    $12,680   1,000,000 SH  --  Shared-Defined  1        1,000,000

Wesco Aircraft Hldgs Inc         Com              950814103   $730,539  53,480,184 SH  --  Shared-Defined  1       53,480,184

Willbros Group Inc               Com              969203108     $5,371   1,000,141 SH  --  Shared-Defined  1        1,000,141

YRC Worldwide Inc                Note 10.000% 3/3 984249AB8     $2,996  11,304,367 SH  --  Shared-Defined  1       11,304,367

YRC Worldwide Inc                Note 10.000% 3/3 984249AC6     $8,359  16,718,923 SH  --  Shared-Defined  1       16,718,923

YRC Worldwide Inc                Com Par $.01     984249607     $2,462     363,642 SH  --  Shared-Defined  1          363,642

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                                LIST OF EXHIBITS


EXHIBIT NO.     DESCRIPTION
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    99          Power of Attorney